Offsetting Financial Assets and Liabilities - Schedule of Financial Assets and Liabilities (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Disclosure Of Offsetting Of Financial Assets And Financial Liabilities [Abstract]
Derivatives cleared through CME	$ 531	$ 230